(27) OPERATING COSTS AND EXPENSES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	R$ 2,733,754	R$ 2,771,145	R$ 2,248,795
Cost of services rendered to third parties	1,775,339	2,074,611	1,357,032
Selling expenses	608,184	590,232	547,251
General and administrative expenses	987,291	947,072	849,416
Other operating expense	485,427	438,494	386,746
Operating cost and expense	6,589,995	6,821,554	5,389,240
Personnel operating expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	901,333	882,150	686,434
Cost of services rendered to third parties	0	2	1
Selling expenses	172,700	170,859	134,864
General and administrative expenses	340,442	324,147	272,618
Other operating expense	0	0	0
Operating cost and expense	1,414,475	1,377,158	1,093,918
Private pension plans operating expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	89,909	113,887	76,505
Cost of services rendered to third parties	0	0	0
Selling expenses	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Operating cost and expense	89,909	113,887	76,505
Materials operating expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	228,001	222,650	164,168
Cost of services rendered to third parties	888	1,061	1,412
Selling expenses	9,089	2,444	8,191
General and administrative expenses	20,100	23,818	16,175
Other operating expense	0	0	0
Operating cost and expense	258,078	249,973	189,946
Third party services operating expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	210,234	251,549	271,623
Cost of services rendered to third parties	2,294	1,856	3,416
Selling expenses	166,693	186,525	146,957
General and administrative expenses	312,533	287,221	229,199
Other operating expense	0	0	0
Operating cost and expense	691,754	727,151	651,195
Depreciation and amortization operating expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	1,237,627	1,143,795	937,506
Cost of services rendered to third parties	0	0	0
Selling expenses	4,260	5,403	3,602
General and administrative expenses	65,319	93,639	94,949
Other operating expense	0	0	0
Operating cost and expense	1,307,206	1,242,837	1,036,056
Cost of infrastructure construction operating expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	0	0	0
Cost of services rendered to third parties	1,772,162	2,071,698	1,352,214
Selling expenses	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Operating cost and expense	1,772,162	2,071,698	1,352,214
Others collection fees operating expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	66,650	157,113	112,560
Cost of services rendered to third parties	(6)	(7)	(11)
Selling expenses	255,442	225,000	253,638
General and administrative expenses	248,897	218,247	236,476
Other operating expense	485,427	438,494	386,746
Operating cost and expense	1,056,410	1,038,847	989,408
Collection fees operating expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	0	11,710	0
Cost of services rendered to third parties	0	0	0
Selling expenses	87,432	68,757	65,562
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Operating cost and expense	87,432	80,467	65,562
Allowance for doubtful accounts operating expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	0	0	0
Cost of services rendered to third parties	0	0	0
Selling expenses	169,259	155,097	176,349
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Operating cost and expense	169,259	155,097	176,349
Leases and rentals operating expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	43,898	52,734	42,163
Cost of services rendered to third parties	0	0	0
Selling expenses	0	(148)	113
General and administrative expenses	22,898	19,740	17,109
Other operating expense	0	0	0
Operating cost and expense	66,796	72,326	59,386
Publicity and advertising operating expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	21	202	150
Cost of services rendered to third parties	0	0	0
Selling expenses	15	1	29
General and administrative expenses	19,155	17,412	11,659
Other operating expense	0	0	0
Operating cost and expense	19,191	17,615	11,838
Legal, judicial and indemnities operating expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	0	0	0
Cost of services rendered to third parties	0	0	0
Selling expenses	0	0	0
General and administrative expenses	186,686	188,355	181,888
Other operating expense	0	0	0
Operating cost and expense	186,686	188,355	181,888
Donations, contributions and subsidies operating expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	2,053	88	54
Cost of services rendered to third parties	0	0	0
Selling expenses	0	2	9
General and administrative expenses	5,108	3,924	2,425
Other operating expense	0	0	0
Operating cost and expense	7,161	4,014	2,488
Gain (loss) on disposal, retirement and other noncurrent assets operating expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	0	0	0
Cost of services rendered to third parties	0	0	0
Selling expenses	0	0	0
General and administrative expenses	0	0	0
Other operating expense	210,840	132,195	83,575
Operating cost and expense	210,840	132,195	83,575
Amortization of concession intangible asset operating expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	0	0	0
Cost of services rendered to third parties	0	0	0
Selling expenses	0	0	0
General and administrative expenses	0	0	0
Other operating expense	286,858	286,215	255,110
Operating cost and expense	286,858	286,215	255,110
Amortization of premium paid - GSF operating expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	13,413	9,594	9,594
Cost of services rendered to third parties	0	0	0
Selling expenses	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Operating cost and expense	13,413	9,594	9,594
Financial compensation for use of water resources operating expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	11,140	8,656	12,233
Cost of services rendered to third parties	0	0	0
Selling expenses	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Operating cost and expense	11,140	8,656	12,233
Impairment operating expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	0	0	0
Cost of services rendered to third parties	0	0	0
Selling expenses	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	20,437	48,291
Operating cost and expense	0	20,437	48,291
Others operating expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	(3,875)	74,130	48,367
Cost of services rendered to third parties	(6)	(7)	(11)
Selling expenses	(1,264)	1,291	11,575
General and administrative expenses	15,049	(11,184)	23,395
Other operating expense	(12,271)	(353)	(231)
Operating cost and expense	R$ (2,367)	R$ 63,877	R$ 83,095